Fidelity®

Cash Reserves

Semiannual Report

May 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Cash Reserves	2.76%	6.01%	30.17%	60.90%
All Taxable Money Market Funds Average	2.54%	5.65%	28.47%	56.91%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 1,068 money market funds.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Cash Reserves	6.01%	5.42%	4.87%
All Taxable Money Market Funds Average	5.65%	5.13%	4.60%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Yields

	5/29/01	2/27/01	11/28/00	8/29/00	5/30/00
Fidelity Cash Reserves	4.26%	5.63%	6.24%	6.26%	6.15%
All Taxable Money Market Funds Average	3.76%	5.12%	6.02%	6.00%	5.76%
	5/30/01	2/28/01	11/29/00	8/30/00	5/31/00
MMDA	1.85%	2.04%	2.14%	2.12%	2.10%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with John Todd, Portfolio Manager of Fidelity Cash Reserves

Q. John, what was the investment environment like during the six months that ended May 31, 2001?

A. It was a period marked by a flurry of activity by the Federal Reserve Board. At the end of 2000, there was increasing evidence that economic growth was softening more than expected. Credit concerns and extreme volatility riddled the market, with stock prices falling sharply. In the bond market, there was a flight to Treasury securities. In response, the Fed announced that it was on "heightened alert" to make sure the economy didn't stumble badly. During the first five months of 2001, the Fed backed up its promise by implementing a series of five cuts in the rate banks charge each other for overnight loans - known as the fed funds target rate. The Fed first moved on January 3, 2001, on the heels of a very weak purchasing managers' report, as it surprised the market with an unexpected one-half percentage point cut in the fed funds target rate. Then, the Fed implemented another decrease in short-term rates at its meeting in late January. March brought with it another 0.50 percentage point cut, and in April the Fed once again unexpectedly slashed the rate by an additional half percentage point between meetings. Faced with continued data showing economic weakness, the Fed lowered the target rate once more in May. When all was said and done, the Fed had lowered the fed funds target rate from 6.50% to 4.00% within only three and a half months. This was one of the most aggressive series of rate cuts on a percentage basis in the Fed's history.

Q. How has the economy fared during the past few months?(Portfolio Manager photograph)

A. There have been some signs of strength amid the general signs of weakening evidenced by emerging economic statistics. For example, automobile manufacturers have recovered somewhat from a dismal fourth quarter of 2000, revising upward their production schedules after having adjusted inventory levels. In addition, the new and existing housing markets have remained strong, a surprising development within an environment of declining consumer confidence. At the same time, the past few months have witnessed a noticeable deterioration in the labor market marked by rising unemployment.

Q. What was your strategy with the fund?

A. At the very end of 2000, credit concerns and the relative unattractiveness of longer-term yields led me to shorten the fund's average maturity. When it became obvious that the Fed was embarking on a significant program of easing short-term interest rates, I focused fund purchases on securities in the three- to six-month range. By doing so, I was able to lock in higher yields in a declining interest-rate environment, at the same time protecting the fund from possible credit problems by avoiding money market securities with longer maturities.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on May 31, 2001, was 4.23%, compared to 6.24% six months ago. For the six months that ended May 31, 2001, the fund had a total return of 2.76%, compared to 2.54% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook, John?

A. The main question at this point is what kind of an effect rising unemployment might have on consumer spending. Even those people who have jobs could cut back on their spending if they feel their hold on their jobs is tenuous. As a result, the overall economy does appear to be vulnerable to additional weakness down the road. Another issue is when will new economy companies in the technology and telecommunications sectors start to enjoy the same kind of rebound as their old economy brethren. Overall, it appears that the deterioration in the corporate bond and equity markets has come to an end; the financial markets tend to recover before the overall economy. The Fed has mentioned that it expects conditions to improve in the second half of 2001. That might be a bit premature, but we should at least see some signs of improvement by the end of 2001 and the beginning of 2002.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: On June 13, 2001, shareholders of Fidelity Daily Income Trust voted to approve a proposal to merge the fund into Fidelity Cash Reserves. The merger became effective on June 21, 2001.

Fund Facts

Goal: seeks a high level of current income as is consistent with the preservation of capital and liquidity

Fund number: 055

Trading symbol: FDRXX

Start date: May 10,1979

Size: as of May 31, 2001, more than $51.4 billion

Manager: John Todd, since 1997; manager, several other Fidelity and Spartan taxable money market funds; joined Fidelity in 1981

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Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/01	% of fund's investments 11/30/00	% of fund's investments 5/31/00
0 - 30	44.4	36.6	53.3
31 - 90	41.3	37.3	25.9
91 - 180	13.0	24.8	10.6
181 - 397	1.3	1.3	10.2
Weighted Average Maturity
	5/31/01	11/30/00	5/31/00
Fidelity Cash Reserves	51 Days	64 Days	67 Days
All Taxable Money Market Funds Average **	52 Days	50 Days	50 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2001	As of November 30, 2000
Commercial Paper 32.7%	Commercial Paper 47.0%
Bank CDs, BAs, TDs, and Notes 61.2%	Bank CDs, BAs, TDs, and Notes 50.5%
Government Securities 7.2%	Government Securities 2.6%
Other Investments 1.9%	Other Investments 3.9%
Net Other Assets* (3.0)%	Net Other Assets* (4.0)%

* Net Other Assets are not included in the pie chart.

** Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 51.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.7%
Chase Manhattan Bank USA NA
9/4/01	3.88%	$ 135,000	$ 135,000
Firstar Bank NA
9/6/01	4.00	120,000	120,000
11/5/01	3.88	115,000	115,000
			370,000
London Branch, Eurodollar, Foreign Banks - 35.1%
Abbey National Treasury Services PLC
6/18/01	4.83	135,000	135,000
6/19/01	4.84	200,000	200,000
7/3/01	4.78	100,000	100,000
7/10/01	4.71	200,000	200,000
7/12/01	4.63	80,000	80,000
7/18/01	4.70	350,000	350,000
8/1/01	4.15	50,000	50,004
8/17/01	4.02	250,000	250,000
8/20/01	5.21	260,000	260,000
8/20/01	5.22	150,000	150,000
ABN-AMRO Bank NV
6/20/01	6.25	200,000	200,000
7/9/01	4.19	450,000	450,000
10/29/01	4.21	40,000	39,990
11/5/01	4.20	100,000	100,000
Banco Bilbao Vizcaya Argentaria SA
6/12/01	4.76	90,000	90,000
Bank of Nova Scotia
7/2/01	4.75	50,000	50,002
8/2/01	4.23	45,000	45,003
Bank of Scotland Treasury Services PLC
6/12/01	4.76	100,000	100,000
6/15/01	4.85	75,000	75,003
7/10/01	4.72	100,000	100,001
Banque Bruxelles Lambert SA (BBL)
7/17/01	4.70	50,000	49,998
Barclays Bank PLC
6/11/01	4.11	200,000	200,000
6/11/01	4.12	500,000	500,000
8/15/01	3.99	125,000	125,000
8/16/01	5.18	85,000	85,000
10/22/01	3.93	250,000	250,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Barclays Bank PLC - continued
11/9/01	3.90%	$ 115,000	$ 115,048
11/19/01	3.90	100,000	100,055
11/19/01	3.95	100,000	99,981
11/21/01	3.93	250,000	250,000
Bayerische Hypo-und Vereinsbank AG
6/15/01	4.96	370,000	370,000
6/18/01	4.92	205,000	205,000
6/19/01	4.81	85,000	85,000
6/25/01	4.75	300,000	300,000
6/25/01	5.38	88,000	88,000
7/9/01	4.25	380,000	380,000
7/16/01	4.88	205,000	205,000
8/15/01	5.15	300,000	300,000
8/31/01	3.91	48,000	48,000
9/10/01	4.13	174,000	174,000
11/5/01	4.21	200,000	200,000
Bayerische Landesbank Girozentrale
6/25/01	4.75	100,000	100,000
7/27/01	4.23	100,000	100,001
9/10/01	4.13	75,000	75,001
Credit Agricole Indosuez
7/18/01	4.70	300,000	300,002
8/20/01	4.00	50,000	49,993
11/19/01	3.90	100,000	99,999
11/23/01	4.00	50,000	50,000
Credit Suisse First Boston Bank
7/17/01	4.04	100,000	100,001
Deutsche Bank AG
6/11/01	4.11	500,000	500,000
7/16/01	4.04	140,000	140,005
7/16/01	4.06	205,000	205,003
8/20/01	5.21	250,000	250,000
11/21/01	3.95	95,000	94,991
Dresdner Bank AG
6/4/01	6.04	250,000	250,000
6/11/01	4.81	100,000	100,000
6/19/01	4.84	100,000	100,000
6/29/01	5.45	80,000	80,000
8/6/01	4.18	160,000	160,008
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Halifax PLC
6/25/01	5.36%	$ 20,000	$ 20,000
6/29/01	5.39	200,000	200,000
7/5/01	4.76	75,000	75,000
8/2/01	4.25	200,000	200,000
8/6/01	4.15	100,000	100,010
8/17/01	4.00	45,000	45,000
8/22/01	3.95	75,000	75,003
9/10/01	3.95	100,000	100,001
9/24/01	3.97	200,000	200,000
9/25/01	3.96	140,000	140,000
11/19/01	3.90	125,000	125,000
11/19/01	3.95	100,000	99,976
11/23/01	4.00	120,000	120,000
ING Bank NV
6/4/01	6.52	50,000	50,000
6/5/01	5.01	140,000	140,000
6/12/01	4.80	70,000	70,004
6/19/01	4.75	100,000	100,003
6/20/01	6.27	250,000	250,000
6/25/01	5.37	430,000	430,000
7/16/01	4.06	100,000	100,000
7/16/01	4.90	95,000	95,000
7/23/01	4.04	145,000	145,000
8/3/01	4.22	150,000	150,000
8/20/01	5.22	75,000	75,000
9/4/01	3.90	237,000	237,000
9/10/01	4.16	100,000	100,000
11/14/01	3.95	25,000	24,994
Landesbank Baden-Wuerttemberg
8/3/01	4.22	70,000	70,005
8/15/01	4.05	165,000	164,979
8/16/01	5.18	180,000	180,002
8/21/01	4.00	50,000	49,997
11/21/01	3.94	100,000	100,002
Landesbank Hessen-Thuringen
6/4/01	6.51	200,000	200,000
Lloyds TSB Bank PLC
8/9/01	4.00	115,000	115,000
Merita Bank PLC
6/19/01	4.85	300,000	300,003
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
National Australia Bank Ltd.
11/14/01	3.95%	$ 100,000	$ 99,985
Nationwide Building Society
6/13/01	5.26	170,000	170,000
6/26/01	4.75	75,000	75,000
7/11/01	4.64	100,000	100,001
Norddeutsche Landesbank Girozentrale
8/21/01	4.00	40,000	39,995
9/10/01	4.13	90,000	90,001
11/5/01	4.21	50,000	50,001
Northern Rock PLC
8/21/01	3.96	50,000	50,001
RaboBank Nederland Coop. Central
6/11/01	4.14	445,000	445,000
6/18/01	4.09	205,000	205,000
Royal Bank of Scotland PLC
7/6/01	4.25	75,000	75,000
Societe Generale
6/19/01	4.84	75,000	75,000
7/9/01	4.18	405,000	405,002
Svenska Handelsbanken AB
6/4/01	4.89	100,000	100,000
7/17/01	4.03	150,000	150,001
9/7/01	4.20	100,000	100,001
UBS AG
8/28/01	3.95	15,000	15,009
Westdeutsche Landesbank Girozentrale
6/1/01	4.85	285,000	285,000
7/2/01	4.80	125,000	125,000
8/10/01	4.00	155,000	155,000
8/14/01	5.15	280,000	280,000
8/15/01	5.17	245,000	245,001
12/3/01	3.92	135,000	135,000
			18,027,066
New York Branch, Yankee Dollar, Foreign Banks - 16.0%
Bank of Montreal
6/11/01	4.12	250,000	250,000
Bank of Nova Scotia
6/4/01	4.87	100,000	100,000
8/1/01	4.22	33,000	33,002
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Barclays Bank PLC
6/1/01	4.07% (b)	$ 650,000	$ 649,898
BNP Paribas SA
6/20/01	4.75	100,000	100,002
6/21/01	4.75	210,000	210,000
6/22/01	4.75	400,000	400,000
9/25/01	3.95	250,000	250,000
Canadian Imperial Bank of Commerce
6/1/01	4.12 (b)	235,000	234,988
Commerzbank AG
6/12/01	4.76	100,000	100,000
6/25/01	4.76	225,000	225,000
6/26/01	4.80	100,000	100,000
7/2/01	4.80	300,000	300,000
Credit Agricole Indosuez
6/12/01	6.35	240,000	240,000
Credit Suisse First Boston Bank
6/26/01	4.74	40,000	40,000
Dexia Bank SA
6/8/01	5.25	90,000	90,000
6/25/01	4.85	70,000	69,995
8/1/01	4.26	50,000	50,001
Dresdner Bank AG
6/6/01	6.36	50,000	50,001
6/22/01	4.75	150,000	149,999
9/4/01	6.43	60,000	60,000
Landesbank Hessen-Thuringen
6/13/01	6.35	250,000	250,002
Lloyds TSB Bank PLC
6/15/01	6.35	75,000	75,000
Merita Bank PLC
6/1/01	4.97	78,000	78,000
12/4/01	3.88	90,000	90,000
National Bank of Canada
6/12/01	4.76	40,000	40,000
National Westminster Bank PLC
6/4/01	4.88	750,000	750,004
6/14/01	4.98	200,000	200,000
9/25/01	3.95	325,000	325,000
11/1/01	4.22	200,000	199,983
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada
6/1/01	4.12% (b)	$ 500,000	$ 499,994
Societe Generale
6/5/01	4.32 (b)	325,000	324,982
6/21/01	4.00 (b)	215,000	214,967
7/16/01	4.04	400,000	400,001
7/16/01	4.05	290,000	290,002
UBS AG
8/13/01	3.99	400,000	400,000
8/13/01	4.00	100,000	100,000
Westdeutsche Landesbank Girozentrale
11/26/01	3.94	270,000	270,000
			8,210,821
TOTAL CERTIFICATES OF DEPOSIT			26,607,887
Commercial Paper - 32.7%

Abbey National NA
8/7/01	4.18	85,000	84,346
ABN-AMRO North America, Inc.
7/2/01	4.74	100,000	99,597
Alliance & Leicester PLC
8/14/01	4.03	10,000	9,918
8/23/01	3.94	75,000	74,326
American Express Credit Corp.
7/2/01	4.21	100,000	99,640
7/13/01	4.03	100,000	99,533
8/31/01	6.42	100,000	98,452
American Home Products Corp.
6/20/01	4.20	50,000	49,890
Amsterdam Funding Corp.
6/1/01	4.87	100,000	100,000
6/15/01	4.07	75,000	74,882
7/20/01	4.00	100,000	99,459
ANZ (Delaware), Inc.
7/13/01	4.63	110,000	109,413
8/8/01	4.16	160,000	158,755
Aspen Funding Corp.
7/16/01	4.04	100,000	99,499
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Aspen Funding Corp. - continued
7/17/01	4.04%	$ 70,000	$ 69,641
8/10/01	4.00	50,000	49,615
8/21/01	5.10	70,000	69,216
Asset Securitization Cooperative Corp.
6/14/01	4.81	150,000	149,742
AT&T Corp.
6/19/01	4.11 (b)	398,000	397,835
7/10/01	5.24	150,000	149,160
7/11/01	5.24	40,000	39,770
7/12/01	5.24	30,000	29,823
7/13/01	4.78 (b)	75,000	75,002
8/16/01	4.38	120,000	118,903
8/20/01	4.38	120,000	118,845
Bank of Scotland Treasury Services PLC
8/8/01	3.93	85,000	84,375
8/9/01	3.93	43,236	42,914
Bayerische Landesbank Girozentrale
6/13/01	6.35	50,000	49,898
Centric Capital Corp.
8/28/01	4.70	30,000	29,662
CIESCO LP
6/6/01	4.91	50,000	49,966
CIT Group, Inc.
6/20/01	4.96	200,000	199,484
Citibank Credit Card Master Trust I (Dakota Certificate Program)
6/1/01	4.25	215,000	215,000
Citicorp
6/6/01	4.36	200,000	199,879
6/13/01	4.07	150,000	149,797
ConAgra Foods, Inc.
6/1/01	4.40	25,000	25,000
6/8/01	4.49	80,000	79,930
7/20/01	4.25	11,000	10,937
Corporate Asset Funding Co.
6/12/01	4.77	50,000	49,928
Corporate Receivables Corp.
7/20/01	4.02	100,000	99,457
CXC, Inc.
6/1/01	4.23	50,000	50,000
6/13/01	4.98	50,000	49,918
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
CXC, Inc. - continued
6/14/01	4.88%	$ 100,000	$ 99,826
6/15/01	5.02	100,000	99,807
7/10/01	4.66	50,000	49,750
Delaware Funding Corp.
6/15/01	4.07	117,130	116,945
6/19/01	4.38	5,000	4,989
Den Danske Corp., Inc.
6/4/01	6.36	25,000	24,987
6/5/01	4.80	35,000	34,982
7/9/01	4.23	100,000	99,557
8/1/01	4.25	95,000	94,323
Deutsche Bank Financial, Inc.
6/29/01	6.36	65,000	64,689
7/17/01	4.02	205,000	203,954
8/6/01	4.00	415,000	411,987
8/15/01	4.00	295,000	292,566
Dexia Delaware LLC
6/19/01	4.75	50,000	49,883
6/22/01	4.75	50,000	49,863
6/28/01	4.82	70,000	69,750
8/7/01	5.18	24,000	23,774
8/13/01	4.00	155,000	153,755
Dominion Resources, Inc.
7/16/01	4.30	22,000	21,883
Dresdner U.S. Finance, Inc.
7/11/01	4.64	90,000	89,541
Edison Asset Securitization LLC
6/1/01	4.23	300,000	300,000
6/1/01	4.91	145,000	145,000
6/8/01	4.81	100,000	99,907
Enterprise Funding Corp.
6/7/01	4.25	150,000	149,894
6/19/01	4.96	8,000	7,980
6/28/01	4.84	10,000	9,964
7/16/01	4.13	5,500	5,472
Falcon Asset Securitization Corp.
6/12/01	4.09	12,000	11,985
6/13/01	4.17	130,000	129,820
6/15/01	4.08	48,580	48,503
6/18/01	4.09	52,000	51,900
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Ford Motor Credit Co.
6/20/01	4.53%	$ 250,000	$ 249,408
7/13/01	4.04	365,000	363,292
7/27/01	3.95	250,000	248,476
Fortis Funding LLC
6/15/01	4.12	90,450	90,306
General Electric Capital Corp.
6/4/01	5.25	205,000	204,912
6/11/01	4.90	200,000	199,731
6/19/01	4.06	250,000	249,495
7/2/01	4.12	205,000	204,278
7/3/01	4.71	100,000	99,586
7/10/01	4.89	240,000	238,749
7/11/01	4.84	140,000	139,260
7/13/01	4.03	175,000	174,183
7/27/01	4.69	230,000	228,347
8/21/01	4.19	240,000	237,770
9/27/01	4.18	100,000	98,653
9/28/01	3.88	300,000	296,202
General Motors Acceptance Corp.
6/12/01	5.31	250,000	249,601
7/5/01	4.12	115,000	114,556
7/30/01	4.25	200,000	198,620
Goldman Sachs Group, Inc.
8/24/01	4.22	100,000	99,029
10/11/01	3.92	55,000	54,222
Heller Financial, Inc.
8/28/01	4.29	35,000	34,637
ING America Insurance Holdings, Inc.
6/11/01	4.91	50,000	49,933
J.P. Morgan Chase & Co.
8/1/01	4.22	240,000	238,300
Jupiter Securitization Corp.
6/14/01	4.10	17,865	17,839
6/29/01	4.36	18,430	18,368
Kitty Hawk Funding Corp.
6/1/01	6.55	85,000	85,000
6/15/01	4.78	18,488	18,454
Lehman Brothers Holdings, Inc.
8/6/01	5.43	190,000	188,163
Montauk Funding Corp.
6/14/01	4.10	105,000	104,845
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Montauk Funding Corp. - continued
8/16/01	3.93%	$ 100,000	$ 99,179
8/21/01	3.98	200,000	198,227
Morgan Stanley Dean Witter & Co.
8/27/01	3.95	100,000	99,055
New Center Asset Trust
6/5/01	5.03	100,000	99,945
Newport Funding Corp.
7/2/01	4.74	70,000	69,717
7/16/01	4.04	185,000	184,073
8/10/01	4.00	125,000	124,038
Nordbanken North America, Inc.
6/8/01	4.98	81,672	81,594
Park Avenue Receivables Corp.
6/8/01	4.18	198,152	197,992
PHH Corp.
7/26/01	4.77	35,000	34,748
7/27/01	4.78	47,505	47,156
7/30/01	4.80	75,000	74,417
Qwest Capital Funding, Inc.
6/8/01	4.86	26,000	25,976
6/11/01	5.79	60,000	59,905
7/30/01	4.44	35,000	34,748
8/16/01	4.36	110,000	108,999
8/23/01	4.37	60,000	59,402
RaboBank Nederland Coop. Central
6/29/01	4.81	135,000	134,501
Rohm & Haas Co.
6/1/01	4.35	100,000	100,000
Santander Finance, Inc.
6/12/01	4.98	200,000	199,700
7/3/01	4.71	100,000	99,586
7/11/01	4.64	250,000	248,726
10/12/01	4.13	135,000	132,945
11/14/01	4.00	170,000	166,927
Sears Roebuck Acceptance Corp.
6/14/01	5.42	40,000	39,923
6/19/01	5.42	50,000	49,866
6/20/01	5.42	35,000	34,901
8/15/01	4.31	50,000	49,556
8/16/01	4.31	20,000	19,820
8/20/01	4.33	35,000	34,667
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Svenska Handelsbanken, Inc.
6/29/01	4.82%	$ 50,000	$ 49,815
8/7/01	4.18	100,000	99,230
Three Rivers Funding Corp.
6/15/01	4.08	30,007	29,960
6/20/01	4.05	49,421	49,316
Triple-A One Funding Corp.
6/7/01	4.20	117,456	117,374
6/14/01	4.83	20,599	20,563
Tyco International Group SA
7/19/01	4.59	115,000	114,302
8/6/01	4.75	45,000	44,613
8/14/01	4.29	60,000	59,477
8/27/01	4.20	100,000	98,997
8/28/01	4.19	192,000	190,052
UBS Finance, Inc.
6/6/01	4.87	300,000	299,798
8/20/01	4.65	300,000	296,947
Variable Funding Capital Corp.
8/23/01	3.96	150,000	148,644
Windmill Funding Corp.
6/4/01	4.87	50,000	49,980
6/5/01	4.87	30,000	29,984
6/6/01	4.15	50,000	49,971
6/14/01	4.07	56,745	56,662
6/15/01	4.07	175,000	174,724
6/15/01	4.83	50,000	49,907
7/3/01	4.72	90,000	89,626
7/20/01	4.00	50,000	49,729
TOTAL COMMERCIAL PAPER			16,802,818
Federal Agencies - 7.2%

Fannie Mae - 3.8%
Agency Coupons - 0.8%
7/25/01	4.21 (b)	315,000	314,807
12/6/01	6.20	90,000	89,979
			404,786
Discount Notes - 3.0%
7/19/01	4.71	250,000	248,447
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
Discount Notes - continued
8/2/01	4.11%	$ 100,000	$ 99,299
8/9/01	5.08	40,000	39,621
8/9/01	5.10	55,000	54,476
8/9/01	5.12	160,000	158,467
8/23/01	3.92	410,000	406,330
8/30/01	3.85	150,000	148,619
11/21/01	3.83	385,600	378,753
			1,534,012
			1,938,798
Federal Home Loan Bank - 1.8%
Agency Coupons - 0.4%
5/21/02	4.32	185,000	184,964
Discount Notes - 1.4%
7/25/01	4.19	300,000	298,133
8/1/01	4.18	315,000	312,793
8/8/01	5.08	130,000	128,783
			739,709
			924,673
Freddie Mac - 1.2%
Discount Notes - 1.2%
8/2/01	4.18	125,000	124,110
8/23/01	3.93	200,000	198,206
8/30/01	3.85	115,000	113,941
4/25/02	4.25	201,600	194,106
			630,363
Student Loan Marketing Association - 0.4%
Discount Notes - 0.4%
6/29/01	5.70	225,000	224,029
TOTAL FEDERAL AGENCIES			3,717,863
Bank Notes - 2.0%

American Express Centurion Bank
6/5/01	4.36 (b)	85,000	85,000
Bank of America NA
6/8/01	6.08	150,000	150,000
Bank Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Bank of America NA - continued
9/7/01	4.15%	$ 410,000	$ 410,000
Bank One NA, Chicago
6/4/01	5.35	170,000	170,000
6/25/01	5.38	98,000	98,000
Comerica Bank
6/1/01	4.14 (b)	125,000	124,996
TOTAL BANK NOTES			1,037,996
Master Notes - 0.8%

Goldman Sachs Group, Inc.
8/6/01	4.11 (c)	200,000	200,000
9/20/01	4.07 (c)	200,000	200,000
TOTAL MASTER NOTES			400,000
Medium-Term Notes - 3.3%

Associates Corp. of North America
6/29/01	4.86 (b)	415,000	415,000
Bank of Scotland Treasury Services PLC
7/25/01	4.48 (b)	80,000	80,074
BMW U.S. Capital Corp.
6/25/01	4.09 (b)	90,000	90,000
CIESCO LP
6/17/01	4.09 (b)	45,000	45,000
Deutsche Bank AG
8/21/01	4.09 (b)	25,000	25,013
General Motors Acceptance Corp.
6/28/01	4.02 (b)	200,000	199,986
General Motors Acceptance Corp. Mortgage Credit
6/1/01	4.47 (b)	225,000	225,000
6/1/01	4.49 (b)	120,000	120,000
7/2/01	4.11 (b)	85,000	84,700
Merrill Lynch & Co., Inc.
6/20/01	4.11 (b)	190,000	190,000
URI Trust 2000-1
6/18/01	4.99 (b)(c)	107,000	107,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Variable Funding Capital Corp.
6/21/01	4.06% (b)	$ 105,000	$ 105,000
TOTAL MEDIUM-TERM NOTES			1,686,773
Short-Term Notes - 2.3%

Jackson National Life Insurance Co.
7/1/01	5.03 (b)(c)	130,000	130,000
Monumental Life Insurance Co.
6/1/01	4.60 (b)(c)	78,000	78,000
6/1/01	4.63 (b)(c)	65,000	65,000
8/1/01	4.54 (b)(c)	50,000	50,000
New York Life Insurance Co.
6/1/01	5.23 (b)(c)	75,000	75,000
7/1/01	4.88 (b)(c)	140,000	140,000
7/1/01	5.00 (b)(c)	135,000	135,000
Pacific Life Insurance Co.
6/8/01	5.20 (b)(c)	55,000	55,000
RACERS Series 00 10MM,
6/22/01	4.11 (a)(b)	185,000	185,000
Transamerica Occidental Life Insurance Co.
8/1/01	4.51 (b)(c)	200,000	200,000
Travelers Insurance Co.
8/15/01	4.23 (b)(c)	95,000	95,000
TOTAL SHORT-TERM NOTES			1,208,000
Time Deposits - 1.0%

Chase Manhattan Bank
6/1/01	4.22	500,000	500,000
Repurchase Agreements - 1.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (U.S. Government Obligations) dated 5/31/01 due 6/1/01 At 4.18%	$ 707	$ 707
With:
Bank of America NA At 4.29%, dated 5/31/01 due 6/1/01 (Commercial Paper Obligations) (principal amount $127,832,000) 0% - 6.04%, 6/1/01 - 7/6/01	125,015	125,000
Deutsche Bank Securities, Inc. At 4.27%, dated 5/31/01 due 6/1/01 (Corporate Obligations) (principal amount $311,790,429) 0% - 10.98%, 7/25/02 - 4/25/31	299,035	299,000
J.P. Morgan Securities At 4.25%, dated 5/31/01 due 6/1/01:
(Commerical Paper Obligations) (principal amount $153,514,000) 4.08% - 6.25%, 6/18/01 - 8/28/01	150,018	150,000
(Corporate Obligations) (principal amount $215,868,990) 0% - 7.58%, 10/15/01 - 7/16/31	215,025	215,000
Merrill Lynch, Pierce, Fenner & Smith At 4.27%, dated 5/31/01 due 6/1/01 (Commercial Paper Obligations) (principal amount $103,770,000) 0%, 6/6/01 - 11/26/01	101,012	101,000
Morgan Stanley & Co. At 4.25%, dated 5/31/01 due 6/1/01 (Commercial Paper Obligations) (principal amount $105,510,000) 0%, 6/8/01 - 8/15/01	100,012	100,000
TOTAL REPURCHASE AGREEMENTS		990,707
TOTAL INVESTMENT PORTFOLIO - 103.0%		52,952,044
NET OTHER ASSETS - (3.0)%		(1,536,895)
NET ASSETS - 100%		$ 51,415,149
Total Cost for Income Tax Purposes $ 52,952,044
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $185,000,000 or 0.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 4.07%, 9/20/01	5/24/01	$ 200,000
4.11%, 8/6/01	5/8/01	$ 200,000
Jackson National Life Insurance Co. 5.03%, 7/1/01	7/6/99	$ 130,000
Monumental Life Insurance Co.: 4.54%, 8/1/01	2/1/00	$ 50,000
4.60%, 6/1/01	7/31/98 - 9/17/98	$ 78,000
4.63%, 6/1/01	3/12/99	$ 65,000
New York Life Insurance Co.: 4.88%, 7/1/01	4/18/01	$ 140,000
5.00%, 7/1/01	12/20/00	$ 135,000
5.23%, 6/1/01	8/28/00	$ 75,000
Pacific Life Insurance Co. 5.20%, 6/8/01	9/8/00	$ 55,000
Transamerica Occidental Life Insurance Co. 4.51%, 8/1/01	4/28/00	$ 200,000
Travelers Insurance Co. 4.23%, 8/15/01	5/15/01	$ 95,000
URI Trust 2000-1 4.99%, 6/18/01	12/15/00	$ 107,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,530,000,000 or 3% of net assets.

Income Tax Information
At November 30, 2000, the fund had a capital loss carryforward of approximately $1,582,000 of which $1,422,000 and $160,000 will expire on November 30, 2002 and 2004, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $990,707) - See accompanying schedule		$ 52,952,044
Receivable for fund shares sold		372,242
Interest receivable		232,201
Other receivables		29
Prepaid expenses		864
Total assets		53,557,380
Liabilities
Payable to custodian bank	$ 591
Payable for investments purchased	1,782,236
Payable for fund shares redeemed	340,860
Distributions payable	1,926
Accrued management fee	6,752
Other payables and accrued expenses	9,866
Total liabilities		2,142,231
Net Assets		$ 51,415,149
Net Assets consist of:
Paid in capital		$ 51,416,024
Accumulated net realized gain (loss) on investments		(875)
Net Assets, for 51,414,795 shares outstanding		$ 51,415,149
Net Asset Value, offering price and redemption price per share ($51,415,149 ÷ 51,414,795 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001
Investment Income Interest		$ 1,415,527
Expenses
Management fee	$ 50,919
Transfer agent fees	42,017
Accounting fees and expenses	650
Non-interested trustees' compensation	123
Custodian fees and expenses	314
Registration fees	2,015
Audit	84
Legal	72
Miscellaneous	1,521
Total expenses before reductions	97,715
Expense reductions	(346)	97,369
Net investment income		1,318,158
Net Realized Gain (Loss) on Investments		707
Net increase in net assets resulting from operations		$ 1,318,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,318,158	$ 2,467,608
Net realized gain (loss)	707	317
Net increase (decrease) in net assets resulting from operations	1,318,865	2,467,925
Distributions to shareholders from net investment income	(1,318,158)	(2,467,608)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	54,420,231	123,926,208
Reinvestment of distributions from net investment income	1,297,693	2,418,266
Cost of shares redeemed	(48,517,921)	(120,111,109)
Net increase (decrease) in net assets resulting from share transactions	7,200,003	6,233,365
Total increase (decrease) in net assets	7,200,710	6,233,682
Net Assets
Beginning of period	44,214,439	37,980,757
End of period	$ 51,415,149	$ 44,214,439

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.027	.060	.048	.052	.052	.051
Less Distributions
From net investment income	(.027)	(.060)	(.048)	(.052)	(.052)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.76%	6.13%	4.94%	5.34%	5.30%	5.18%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 51,415	$ 44,214	$ 37,981	$ 30,700	$ 23,498	$ 21,241
Ratio of expenses to average net assets	.40% A	.46%	.44%	.47%	.49%	.51%
Ratio of expenses to average net assets after expense reductions	.40% A	.46%	.44%	.47%	.48% D	.51%
Ratio of net investment income to average net assets	5.45% A	5.97%	4.85%	5.20%	5.22%	5.06%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001

1. Significant Accounting Policies.

Fidelity® Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account,

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annualized rate of .21% of average net assets. The income based portion of this fee was equal to $12,771,000, or an annualized rate of .05% of the fund's average net assets.

On January 1, 2001, a new management fee contract ("new contract") took effect. Under the new contract the management fee rate is the group fee rate plus a total income based component, which is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The minimum income-based component is .05% of average net assets (at a fund annualized gross yield of 0%), and the maximum income-based component is .27% of average net assets (at a fund annualized gross yield of 15% or more). The individual fund fee rate has been eliminated. FMR has voluntarily agreed to limit the fund's management fee to the lesser of the amount that is paid under the present management fee contract or the new management fee contract for a period of six months beginning on January 1, 2001.

Semiannual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

4. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's transfer agent expenses by $346,000.

5. Merger Information.

On June 21, 2001, the fund acquired all of the assets and assumed all of the liabilities of Fidelity Daily Income Trust. The acquisition, which was approved by the shareholders of Fidelity Daily Income Trust on June 13, 2001, was accomplished by an exchange of 3,026,094,805 shares of the fund for the 3,026,094,805 shares then outstanding (each valued at $1.00) of Fidelity Daily Income Trust. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Daily Income Trust's net assets, were combined with the fund for total net assets after the acquisition of $54,617,926,036.

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Report of Independent Accountants

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 29, 2001

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity Daily Income Trust

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAS-SANN-0701 138708
1.704549.103

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2001

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity US Government Reserves	2.73%	5.94%	29.72%	58.79%
Government Retail Money Market Funds Average	2.44%	5.45%	27.26%	54.67%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 223 money market funds.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity US Government Reserves	5.94%	5.34%	4.73%
Government Retail Money Market Funds Average	5.45%	4.94%	4.45%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	5/29/01	2/27/01	11/28/00	8/29/00	5/30/00
Fidelity U.S. Government Reserves	4.32%	5.58%	6.20%	6.21%	5.90%
Government Retail Money Market Funds Average	3.57%	4.95%	5.85%	5.79%	5.53%
	5/30/01	2/28/01	11/29/00	8/30/00	5/31/00
MMDA	1.85%	2.04%	2.14%	2.12%	2.10%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the government retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Robert Litterst, Portfolio Manager of Fidelity U.S. Government Reserves

Q. Bob, what was the investment environment like during the six months that ended May 31, 2001?

A. During the fourth quarter of 2000, it became evident that U.S. economic growth was slowing dramatically due to a series of adverse events, including higher energy costs and sharp declines in the equity markets. In addition, previous hikes in short-term interest rates implemented by the Federal Reserve Board and uncertainty about the results of the presidential election negatively affected consumer activity and sentiment. While the Fed had previously maintained a bias toward raising rates in order to dampen growth and head off inflation, it announced in December a shift in bias toward lowering them. This announcement was a signal that the Fed was concerned that a dramatically slower economy might need some support in order to maintain adequate levels of growth.

Q. What moves has the Fed made thus far in 2001?

A. The Fed opened the year with a surprise, implementing a 0.50 percentage point cut in the rate banks charge each other for overnight loans - known as the fed funds target rate. Since then, the Fed has lowered the target rate four more times - including another surprise cut in April - bringing the rate from 6.50% to 4.00% by the end of May 2001. With economic growth falling rapidly, the Fed responded in an aggressive manner, recognizing that the economic environment had changed significantly. The Fed appears committed to doing whatever it takes to keep the economy out of a recession. (Portfolio Manager photograph)

Q. The government agencies that enjoy the implicit backing of the federal government came under scrutiny by Congress in 2000. Were there any lingering effects on the government money market?

A. In 2000, some members of Congress raised concerns that agencies such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) were involved in activities that fell outside their mission that were perhaps too risky, and that these agencies had grown too far too fast during the past few years. The concerned members of Congress worked together with the agencies to make sure their issues would be addressed going forward. The agencies agreed to take actions to boost the safety and soundness of their activities, strengthen regulations and comply with their mission. In the end, these discussions had a minimal impact on the performance of short-term agency debt, and the fund continued to utilize these securities extensively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy with the fund?

A. When it became evident at the end of 2000 that the Fed was going to lower rates, I purchased longer-term securities in order to lock in higher yields. As the Fed's easing program progressed through the first five months of 2001, the market priced in a continued aggressive Fed approach. That sentiment led to an inverted yield curve - with short-term yields higher than long-term yields - so investors currently are giving up yield when investing in longer-term money market securities. As a result, while I've selectively invested in securities with longer maturities, I've focused recent purchases in the one- to three-month range.

Q. How did the fund perform?

A. The fund's seven-day yield on May 31, 2001, was 4.30%, compared to 6.21% six months ago. For the six months that ended May 31, 2001, the fund had a total return of 2.73%, compared to 2.44% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Bob?

A. Although market prices reflect the belief that the Fed may be nearing the end of its rate-cut program, the expectation is that the Fed will continue to lower rates during the next few months. After having acted aggressively, it would be very much in character for the Fed to pause at some point to assess the impact of its actions. Economic fundamentals currently are very mixed, and waiting for additional data should enable the Fed to have a better-informed perspective on economic prospects for the second half of the year. At that point, the Fed should be able to go either way, although its clear goal is to steer the economy away from a recession. The fund is currently positioned to take advantage of further near-term reductions in short-term interest rates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the security of principal and liquidity

Fund number: 050

Trading symbol: FGRXX

Start date: November 3, 1981

Size: as of May 31, 2001, more than $1.7 billion

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/01	% of fund's investments 11/30/00	% of fund's investments 5/31/00
0 - 30	48.5	53.6	52.0
31 - 90	27.1	14.8	30.1
91 - 180	14.2	25.1	9.0
181 - 397	10.2	6.5	8.9
Weighted Average Maturity
	5/31/01	11/30/00	5/31/00
Fidelity U.S. Gov't Reserves	63 Days	65 Days	57 Days
Government Retail Money Market Funds Average *	49 Days	43 Days	47 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2001	As of November 30, 2000
Federal Agency Issues 81.0%	Federal Agency Issues 61.9%
U.S. Treasury Obligations 0.0%	U.S. Treasury Obligations 0.2%
Repurchase Agreements 25.7%	Repurchase Agreements 40.9%
Net Other Assets (6.7)%**	Net Other Assets (3.0)%**

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2001 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 81.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 45.1%
Agency Coupons - 18.5%
6/1/01	3.98% (a)	$ 15,000	$ 15,000
6/1/01	3.99 (a)	34,000	34,000
6/1/01	4.03 (a)	25,000	24,998
6/3/01	4.89 (a)	45,000	44,991
6/4/01	4.28 (a)	85,000	84,958
7/25/01	4.21 (a)	13,000	12,992
7/30/01	4.17 (a)	20,000	19,988
11/21/01	6.39	17,000	16,997
11/27/01	4.00	23,000	23,254
12/6/01	6.20	23,000	22,995
1/18/02	5.34	12,000	11,999
1/18/02	5.35	17,000	16,998
			329,170
Discount Notes - 26.6%
6/21/01	4.70	100,000	99,741
7/5/01	5.72	40,000	39,790
7/12/01	4.68	100,000	99,473
8/16/01	5.03	25,000	24,741
8/30/01	3.85	100,000	99,079
10/5/01	6.48	10,385	10,163
10/11/01	4.50	35,000	34,435
12/27/01	5.02	15,000	14,582
1/25/02	5.04	14,900	14,427
4/5/02	4.58	40,000	38,501
			474,932
			804,102
Federal Home Loan Bank - 17.3%
Agency Coupons - 5.1%
7/12/01	4.52 (a)	27,000	26,993
7/19/01	4.59 (a)	44,000	43,988
5/21/02	4.32	20,000	19,996
			90,977
Discount Notes - 12.2%
6/5/01	4.78	6,310	6,307
6/8/01	4.92	50,000	49,953
6/20/01	3.99	17,000	16,964
8/1/01	4.18	80,000	79,440
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Discount Notes - continued
8/15/01	3.95%	$ 55,000	$ 54,552
8/17/01	5.16	10,000	9,892
			217,108
			308,085
Freddie Mac - 18.6%
Agency Coupons - 1.0%
6/1/01	3.97 (a)	15,000	14,993
7/24/01	6.83	3,600	3,600
			18,593
Discount Notes - 17.6%
6/12/01	4.73	50,000	49,928
6/21/01	4.68	23,886	23,825
7/16/01	4.00	100,000	99,504
10/11/01	6.47	20,000	19,552
11/8/01	3.83	25,000	24,582
11/8/01	3.85	25,000	24,587
11/8/01	6.50	17,000	16,539
12/6/01	6.28	16,000	15,507
1/31/02	5.01	15,000	14,515
4/24/02	4.22	25,000	24,079
			312,618
			331,211
TOTAL FEDERAL AGENCIES			1,443,398
Repurchase Agreements - 25.7%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated:
4/12/01 due 6/11/01 At 4.75%	$ 40,317	40,000
4/16/01 due 6/18/01 At 4.72%	45,372	45,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (U.S. Government Obligations) dated: - continued
5/14/01 due 6/13/01 At:
4.03%	$ 25,084	$ 25,000
4.04%	50,168	50,000
4.05%	25,084	25,000
5/31/01 due 6/1/01 At 4.18%	271,709	271,677
TOTAL REPURCHASE AGREEMENTS		456,677
TOTAL INVESTMENT PORTFOLIO - 106.7%		1,900,075
NET OTHER ASSETS - (6.7)%		(118,879)
NET ASSETS - 100%		$ 1,781,196
Total Cost for Income Tax Purposes $ 1,900,075
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

|

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $456,677) - See accompanying schedule		$ 1,900,075
Receivable for fund shares sold		3,506
Interest receivable		4,236
Prepaid expenses		4
Total assets		1,907,821
Liabilities
Payable for investments purchased	$ 123,666
Payable for fund shares redeemed	2,327
Distributions payable	152
Accrued management fee	229
Other payables and accrued expenses	251
Total liabilities		126,625
Net Assets		$ 1,781,196
Net Assets consist of:
Paid in capital		$ 1,781,023
Accumulated net realized gain (loss) on investments		173
Net Assets, for 1,781,251 shares outstanding		$ 1,781,196
Net Asset Value, offering price and redemption price per share ($1,781,196 ÷ 1,781,251 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Interest		$ 46,228
Expenses
Management fee	$ 1,646
Transfer agent fees	1,196
Accounting fees and expenses	80
Non-interested trustees' compensation	3
Custodian fees and expenses	8
Registration fees	42
Audit	12
Legal	3
Miscellaneous	56
Total expenses before reductions	3,046
Expense reductions	(48)	2,998
Net investment income		43,230
Net Realized Gain (Loss) on Investments		173
Net increase in net assets resulting from operations		$ 43,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 43,230	$ 87,425
Net realized gain (loss)	173	135
Net increase (decrease) in net assets resulting from operations	43,403	87,560
Distributions to shareholders from net investment income	(43,230)	(87,425)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,048,459	1,528,047
Reinvestment of distributions from net investment income	42,171	84,399
Cost of shares redeemed	(804,109)	(1,660,258)
Net increase (decrease) in net assets and shares resulting from share transactions	286,521	(47,812)
Total increase (decrease) in net assets	286,694	(47,677)
Net Assets
Beginning of period	1,494,502	1,542,179
End of period	$ 1,781,196	$ 1,494,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.027	.058	.048	.052	.051	.050
Less Distributions
From net investment income	(.027)	(.058)	(.048)	(.052)	(.051)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.73%	6.00%	4.86%	5.29%	5.26%	5.12%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,781	$ 1,495	$ 1,542	$ 1,427	$ 1,290	$ 1,243
Ratio of expenses to average net assets	.38% A	.43%	.41%	.45%	.48%	.51%
Ratio of expenses to average net assets after expense reductions	.37% A, D	.42% D	.40% D	.44% D	.48%	.50% D
Ratio of net investment income to average net assets	5.37% A	5.85%	4.77%	5.16%	5.13%	5.02%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity® U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated April 12, 2001, due June 11, 2001	At 4.75%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,979,167
Aggregate market value of transferred assets	$256,785,969
Coupon rates of transferred assets	5.5% to 9.5%
Maturity dates of transferred assets	6/1/10 to 5/1/31
Dated April 16, 2001, due June 18, 2001	At 4.72%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,065,000
Aggregate market value of transferred assets	$256,585,520
Coupon rates of transferred assets	5.5% to 10%
Maturity dates of transferred assets	10/1/03 to 6/1/31
Dated May 14, 2001, due June 13, 2001	At 4.03%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$250,839,583
Aggregate market value of transferred assets	$255,765,797
Coupon rates of transferred assets	5.5% to 8%
Maturity dates of transferred assets	3/1/13 to 5/1/31

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated May 14, 2001, due June 13, 2001	At 4.04%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$501,683,333
Aggregate market value of transferred assets	$510,014,376
Coupon rates of transferred assets	5.62% to 9.03%
Maturity dates of transferred assets	1/1/08 to 3/1/35
Dated May 14, 2001, due June 13, 2001	At 4.05%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$250,843,750
Aggregate market value of transferred assets	$257,683,275
Coupon rates of transferred assets	0% to 13.25%
Maturity dates of transferred assets	2/1/04 to 8/1/37
Dated May 31, 2001, due June 1, 2001	At 4.18%
Number of dealers or banks	10
Maximum amount with one dealer or bank	20.2%
Aggregate principal amount of agreements	$6,677,102,000
Aggregate maturity amount of agreements	$6,677,877,439
Aggregate market value of transferred assets	$6,829,610,970
Coupon rates of transferred assets	0% to 16%
Maturity dates of transferred assets	6/1/01 to 7/15/45

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annualized rate of .20% of average net assets. The income based portion of this fee was equal to $378,000, or an annualized rate of .05% of the fund's average net assets.

On January 1, 2001, a new management fee contract ("new contract") took effect. Under the new contract the management fee rate is the group fee rate plus a total income based component, which is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The minimum income-based component is .05% of average net assets (at a fund annualized gross yield of 0%), and the maximum income-based component is .27% of average net assets (at a fund annualized gross yield of 15% or more). The individual fund fee rate has been eliminated. FMR has voluntarily agreed to limit the fund's management fee to the lesser of the amount that is paid under the present management fee contract or the new management fee contract for a period of six months beginning on January 1, 2001.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's custody and transfer agent expenses by $1,000 and $47,000, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Robert A. Litterst, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation
Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity Daily Income Trust

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FUS-SANN-0701 138709
1.704672.103